Risk/Return Detail Data - FidelityAdvisorValueFund-AMCIZPRO	Dec. 30, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series I
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity Advisor® Value Fund/A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Value Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2025
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75% of the average value of its portfolio.
Portfolio Turnover, Rate	75.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks.Investing in securities of companies that possess valuable fixed assets or that Fidelity Management & Research Company LLC (FMR) believes are undervalued in the marketplace in relation to factors such as assets, earnings, or growth potential (stocks of these companies are often called "value" stocks).Focusing investments in medium-sized companies, but also may invest substantially in larger or small companies.Investing in domestic and foreign issuers.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Feb. 01, 2017
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2023
Bar Chart, Year to Date Return	5.47%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	29.23%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(37.20%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Fidelity Advisor Value Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.67%	[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.30%
Total annual operating expenses	1.22%
Fee waiver and/or expense reimbursement	0.07%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.15%
1 year	$ 685
3 years	931
5 years	1,198
10 years	1,959
1 Year	685
3 Years	931
5 Years	1,198
10 Years	$ 1,959
2013	36.32%
2014	11.27%
2015	(6.77%)
2016	15.59%
2017	14.99%
2018	(17.80%)
2019	31.34%
2020	9.51%
2021	34.76%
2022	(9.38%)
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Fidelity Advisor Value Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.67%	[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.31%	[5]
Total annual operating expenses	1.98%
Fee waiver and/or expense reimbursement	0.08%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.90%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 293
3 years	611
5 years	1,058
10 years	2,101
1 Year	193
3 Years	611
5 Years	1,058
10 Years	$ 2,101
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Fidelity Advisor Value Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.67%	[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.29%
Total annual operating expenses	1.46%
Fee waiver and/or expense reimbursement	0.06%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.40%
1 year	$ 488
3 years	788
5 years	1,112
10 years	2,028
1 Year	488
3 Years	788
5 Years	1,112
10 Years	$ 2,028
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Fidelity Advisor Value Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.67%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.27%
Total annual operating expenses	0.94%
Fee waiver and/or expense reimbursement	0.04%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.90%
1 year	$ 92
3 years	294
5 years	515
10 years	1,150
1 Year	92
3 Years	294
5 Years	515
10 Years	$ 1,150
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Fidelity Advisor Value Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.67%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.82%
Fee waiver and/or expense reimbursement	0.07%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.75%
1 year	$ 77
3 years	252
5 years	446
10 years	1,005
1 Year	77
3 Years	252
5 Years	446
10 Years	$ 1,005
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Return Before Taxes | Fidelity Advisor Value Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	(14.59%)
Past 5 years	6.35%
Past 10 years	9.85%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Return Before Taxes | Fidelity Advisor Value Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	(10.97%)
Past 5 years	6.78%
Past 10 years	9.81%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Return Before Taxes | Fidelity Advisor Value Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	(12.77%)
Past 5 years	6.58%
Past 10 years	9.82%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Return Before Taxes | Fidelity Advisor Value Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	(9.14%)
Past 5 years	7.94%
Past 10 years	10.82%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | Return Before Taxes | Fidelity Advisor Value Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	(9.03%)
Past 5 years	8.07%
Since Inception	9.05%	[6]
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | After Taxes on Distributions | Fidelity Advisor Value Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(14.67%)
Past 5 years	5.27%
Past 10 years	9.07%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | After Taxes on Distributions and Sales | Fidelity Advisor Value Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(8.58%)
Past 5 years	4.71%
Past 10 years	7.89%
FidelityAdvisorValueFund-AMCIZPRO | Fidelity Advisor Value Fund | RS013
Risk/Return:
Label	Russell Midcap® Value Index
Past 1 year	(12.03%)
Past 5 years	5.72%
Past 10 years	10.11%

[1]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[2]	AThe management fee is comprised of a basic fee of 0.53% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell Midcap® Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[3]	CFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, and 0.75% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through February 28, 2025. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[4]	BOn Class C shares redeemed less than one year after purchase.
[5]	BAdjusted to reflect current fees.
[6]	AFrom February 1, 2017.